Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Basic and diluted earnings per share [abstract]
Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Earnings attributable to common shareholders	1,068	126	6,104	319
Less: Dividends declared on preference shares	-	-	(1)	(1)
Earnings used in consolidated earnings per share	1,068	126	6,103	318
Less: Loss from discontinued operations, net of tax	4	5	1	3
Earnings used in earnings per share from continuing operations	1,072	131	6,104	321

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Weighted-average number of common shares outstanding	495,687,352	495,903,023	495,597,737	495,842,141
Weighted-average number of vested DSUs	410,886	414,092	418,730	418,929
Basic	496,098,238	496,317,115	496,016,467	496,261,070
Effect of stock options and TRSUs	1,160,834	1,263,224	1,093,324	1,318,061
Diluted	497,259,072	497,580,339	497,109,791	497,579,131